Annual Operating Expenses - FidelityStockSelectorLargeCapValueFund-RetailPRO - FidelityStockSelectorLargeCapValueFund-RetailPRO - Fidelity Stock Selector Large Cap Value Fund - Fidelity Stock Selector Large Cap Value Fund
	Apr. 01, 2023
Operating Expenses:
Management fee	0.60%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.23%
Total annual operating expenses	0.83%

[1]	A The management fee is comprised of a basic fee of 0.53% adjusted up or down by a maximum of 0.20% based on the fund's performance relative to that of the Russell 1000® Value Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.